Cover	12 Months Ended
Mar. 31, 2025
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 (this “Amendment”) relates to the Registration Statement on Form S-1, as amended (Commission File No. 333-276173) (the “Registration Statement”), previously filed by Aeries Technology, Inc. (the “Company”) and declared effective by the Securities and Exchange Commission (the “SEC”) on May 14, 2024. This Amendment is being filed pursuant to the undertakings in Item 17 of the Registration Statement to update and supplement the information contained in the Registration Statement to include the financial statements and other material information concerning the Company contained in the Company’s Annual Report on Form 10-K for the fiscal year ended March 31, 2025 filed with the SEC on July 2, 2025. The information included in this Amendment updates and supplements the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Amendment. All applicable SEC registration fees were paid at the time of the filing of the Registration Statement.
Entity Registrant Name	Aeries Technology, Inc.
Entity Central Index Key	0001853044
Entity Tax Identification Number	98-1587626
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	60 Paya Lebar Road
Entity Address, Address Line Two	#08-13
Entity Address, Address Line Three	Paya Lebar Square
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	409051
City Area Code	919
Local Phone Number	228-6404
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	P.O. Box 309
Entity Address, City or Town	George Town
Entity Address, Country	KY
Entity Address, Postal Zip Code	1-1104
City Area Code	919
Local Phone Number	228-6404